UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number       811-6259
                                    ----------------------

                               Stratus Funds, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       6811 S. 27th Street, P.O. Box 82535
                              Lincoln, NE 6501-2535
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  Jon C. Gross
                               Stratus Fund, Inc.
                       6811 S. 27th Street, P.O. Box 82535
                              Lincoln, NE 6501-2535
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 402-323-1794 or 888-769-2362
                                                    ----------------------------

Date of fiscal year end:        06/30/2004
                           -------------------

Date of reporting period:     07/01/04 - 09/30/04
                           -------------------------

ITEM 1 - SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
                            STRATUS FUND, INC.
                          SCHEDULE OF INVESTMENTS
                            SEPTEMBER 30, 2004

                             GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                                         Percent of
 Shares              Common Stock - 94.00%               Net Assets   Fair Value
 ------              ---------------------               ----------   ----------

              Auto/Truck/Parts                              0.54%
              ----------------
  4,000       Autozone, Inc.*                                           $309,000

              Chemicals                                     0.86%
              ---------
 11,000       Dow Chemical Company                                       496,980

              Computer Products                             2.71%
              -----------------
  9,000       Cisco Systems, Inc.*                                       162,900
 20,000       Dell Computers *                                           712,000
 35,000       EMC Corp.*                                                 403,900
 12,000       Juniper Networks*                                          283,200
                                                                         -------
                                                                       1,562,000

              Computer Software                             2.36%
              -----------------
  8,000       Diebold, Inc.                                              373,600
 15,000       First Data Corp.                                           652,500
 12,000       Microsoft Corp.                                            331,800
                                                                         -------
                                                                       1,357,900

              Cosmetics/Personal Care                       2.70%
              -----------------------
 28,000       Avon Products, Inc.                                      1,223,040
  8,000       Gillette Company                                           333,920
                                                                         -------
                                                                       1,556,960

              Diversified Operations                        5.49%
              ----------------------
     20       Berkshire Hathaway, Inc.*                                1,733,000
 16,000       Danaher Corp.                                              820,480
 17,000       Honeywell International, Inc.                              609,620
                                                                         -------
                                                                       3,163,100

              Electronics                                   2.55%
              -----------
  6,000       Cubic Corp.                                                137,400
 45,000       Flextronics International Ltd.*                            596,250
 12,000       Intel Corp.                                                240,720
 11,000       QLogic Corp.*                                              325,710
  8,000       Texas Instruments, Inc.                                    170,240
                                                                         -------
                                                                       1,470,320

              Financial Services                            8.02%
              ------------------
 32,000       Citigroup, Inc.                                          1,411,840
 35,000       US Bank                                                  1,011,500
 39,000       MBNA Corp.                                                 982,800
 11,000       Merrill Lynch & Co., Inc.                                  546,920
 15,000       USA Education, Inc.                                        669,000
                                                                         -------
                                                                       4,622,060

              Food/Beverage/Tobacco                         3.05%
              ---------------------
 19,000       Applebee's International, Inc.                             480,320
 14,000       Pepsico, Inc.                                              681,100
 20,000       Sysco Corporation                                          598,400
                                                                         -------
                                                                       1,759,820

              Gas-Distribution                              2.38%
              ----------------
 30,000       Questar Corp.                                            1,374,600

              Household Products/Wares                      4.81%
              ------------------------
 30,000       Black & Decker Corp.                                    $2,323,200
 16,000       Leggett & Platt, Inc.                                      449,600
                                                                         -------
                                                                       2,772,800

              Insurance                                     2.12%
              ---------
 18,000       American International Group, Inc.                       1,223,820

              Internet Related                              1.24%
              ----------------
 13,000       Symantec Corp. *                                           713,440

              Machine/Tools                                 2.60%
              -------------
  9,000       Caterpillar, Inc.                                          724,050
 20,000       Dover Corp.                                                777,400
                                                                         -------
                                                                       1,501,450

              Manufacturing                                 9.42%
              -------------
 10,000       CLARCOR, Inc.                                              476,700
 38,000       General Electric Co.                                     1,276,040
 10,000       Harley-Davidson, Inc.                                      594,400
 10,000       Illinois Tool Works, Inc.                                  931,700
 12,000       3M Company                                                 959,640
  6,000       Pentair, Inc.                                              209,460
 32,000       Tyco International Ltd.                                    981,120
                                                                         -------
                                                                       5,429,060

              Medical Supplies/Services                     9.01%
              -------------------------
 15,000       Biomet, Inc.                                               703,200
 15,000       Quest Diagnostics, Inc.                                  1,323,300
  5,000       Genentech, Inc.*                                           262,100
  9,000       Medtronic, Inc.                                            467,100
 20,000       Stryker Corporation                                        961,600
 20,000       UnitedHealth Group, Inc.                                 1,474,800
                                                                       ---------
                                                                       5,192,100

              Metals/Mining                                 3.21%
              -------------
 22,000       Alcoa Inc.                                                 738,980
 16,000       Peabody Energy Corp.                                       952,000
  4,000       Freeport-McMoran Copper & Gold, Inc.                       162,000
                                                                         -------
                                                                       1,852,980

              Office/Business                               0.91%
              ---------------
  8,000       Avery Dennison Corp.                                       526,240


              Oil Company-Integrated                        7.62%
              ----------------------
 11,000       ConocoPhillips                                             911,350
 12,000       Halliburton Co.                                            404,280
 29,000       Occidental Petroleum Corp.                               1,621,970
 30,000       Exxon Mobil Corp.                                        1,449,900
                                                                       ---------
                                                                       4,387,500

              Oil Co Exploration & Production               1.65%
              -------------------------------
 19,000       Apache Corporation                                         952,090

              Packaging/Container                           0.71%
              -------------------
 11,000       Ball Corp.                                                 411,730

              Pharmaceutical/Medical                        2.54%
              ----------------------
 11,000       Barr Pharmaceuticals *                                    $455,730
 16,000       Omnicare, Inc.                                             453,760
  8,000       Pfizer, Inc.                                               244,800
 12,000       Teva Pharmaceutical Industries Ltd.                        311,400
                                                                         -------
                                                                       1,465,690

              Precision Instrument                          1.68%
              --------------------
 22,000       Waters Corp.*                                              970,200

              Retail Store                                  6.08%
              ------------
  6,000       Bed Bath & Beyond, Inc.*                                   222,660
 20,000       Best Buy Company, Inc.                                   1,084,800
  9,000       Coach, Inc.*                                               381,780
 25,000       CVS Corp.                                                1,053,250
 14,000       Lowe's Companies, Inc.                                     760,900
                                                                         -------
                                                                       3,503,390

              Schools                                       1.14%
              -------
  6,000       Apollo Group, Inc.                                         440,220
 16,000       Corinthian Colleges, Inc.*                                 215,680
                                                                         -------
                                                                         655,900

              Telecommunications                            1.73%
              ------------------
 22,000       Nextel Communications, Inc.*                               524,480
 12,000       Verizon Communications                                     472,560
                                                                         -------
                                                                         997,040

              Telecommunication Equipment                   1.49%
              ---------------------------
 22,000       Qualcomm, Inc.                                             858,880

              Transportation                                1.74%
              --------------
  9,000       Fedex Corp.                                                771,210
 17,000       Southwest Airlines, Inc.                                   231,540
                                                                         -------
                                                                       1,002,750

              Web Portals/ISP                               0.94%
              ---------------
 16,000       Yahoo, Inc. *                                              542,560


              Wholesale Special Line                        2.70%
              ----------------------
 30,000       Dentsply, Inc.                                           1,558,200
                                                                       ---------


              Total investments in
                 securities (cost $44,290,967)             94.00%    $54,190,560
              Cash equivalents                              6.00%      3,460,250
              Other assets, less liabilities                 .00%             83
                                                          -------    -----------
              NET ASSETS                                  100.00%    $57,650,893
                                                          =======    ===========

*Indicates nonincome-producing security

--------------------------------------------------------------------------------
                               STRATUS FUND, INC.
                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2004

                         GOVERNMENT SECURITIES PORTFOLIO
-------------------------------------------------------------------------------


 Principal                                                  Percent of   Fair
  Amount          U.S. Government and Agency Securities     Net Assets   Value
  ------          -------------------------------------     ----------   -----

            Government Agency Bonds                           54.05%
            -----------------------
$1,000,000  Federal Farm Credit Bank  2.50%  due  3/15/06            $   998,489
 1,000,000  Federal Home Loan Bank 3.25% due 8/15/05                   1,008,101
 3,500,000  Federal Home Loan Bank 5.375% due 5/15/06                  3,648,628
 2,000,000  Federal Home Loan Bank 6.21% due 11/04/04                  2,007,800
 1,500,000  Federal Home Loan Bank  6.09%  due 6/02/06                 1,582,268
 2,000,000  Federal Home Loan Bank  3.625%  due 11/14/08               2,008,444
 2,000,000  Federal Home Loan Bank  4.50%  due 8/14/09                 2,061,172
 3,000,000  Federal Home Loan Bank 4.875% due 5/15/07                  3,134,493
 1,000,000  Federal Home Loan Mtg.  2.85%  due 2/23/07                   991,903
 1,000,000  Federal Home Loan Mtg.  5.00% due 5/16/07                  1,016,366
 1,000,000  Federal Home Loan Mtg.  5.81% due 4/04/08                  1,081,696
 3,000,000  Federal National Mtg. Assn 2.35% due 7/28/06               2,980,191
 1,000,000  Federal National Mtg. Assn. 5.75%  due 6/15/05             1,024,437
 3,000,000  Federal National Mtg. Assn 3.25%  due 11/15/07             3,000,177
 2,000,000  Federal National Mtg. Assn. 6.35%  due 6/10/05             2,058,416
                                                                      ----------
                                                                      28,602,581


            Mortgage Backed Securities                        28.53%
            --------------------------
   619,901  Federal Home Loan Mtg. Pool 6.00% due 3/1/17                 650,257
   895,928  Federal Home Loan Mtg. Pool 5.50% due 11/01/16               928,009
   732,703  Federal Home Loan Mtg. Pool 5.50% due 9/1/17                 758,732
 1,653,050  Federal Home Loan Mtg. Pool 5.00% due 2/01/18              1,684,317
   926,151  Federal Home Loan Mtg. Pool 5.00% due 10/01/12               946,668
   132,391  Federal National Mtg. Assn. Pool 5.50% due 3/01/17           137,170
   599,236  Federal National Mtg. Assn. Pool 6.00% due 6/01/16           628,746
   535,969  Federal National Mtg. Assn. Pool 6.00% due 12/01/16          562,551
   997,902  Government National Mtg. Assn. Pool 3.50% due 8/20/34        978,667
 1,731,287  Government National Mtg. Assn. Pool 4.00% due 8/20/32      1,738,824
 2,730,663  Government National Mtg. Assn. Pool 5.00% due 11/15/33     2,724,753
 3,343,978  Government National Mtg. Assn. Pool 4.50% due 5/15/18      3,359,306
                                                                      ----------
                                                                      15,098,000


            Treasury Notes/Bonds                               1.89%
            --------------------
 1,000,000  US Treasury Note  3.125%  due 10/15/08                       998,516


            Corporate Bonds                                    4.77%
            ---------------
 1,500,000  Caterpillar 4.50% due 6/15/09                              1,540,668
 1,000,000  Glaxosmithkline 2.375% due 4/16/07                           983,679
                                                                       ---------
                                                                       2,524,347

            Total investments in
               securities (cost $46,685,602)                  89.24% $47,223,444
            Cash equivalents                                   9.88%   5,228,425
            Other assets, less liabilities                      .88%     470,015
                                                             ------- -----------
            TOTAL NET ASSETS                                 100.00% $52,921,884
                                                             ======= ===========

ITEM 2 - CONTROLS AND PROCEDURES

        An evaluation was performed by the officers of Stratus Fund, Inc. (the "Fund"), including the principal executive officer and principal financial officer, of the effectiveness and design of the Fund's disclosure controls and procedures. Based on that evaluation, which was conducted within 90 days of the filing date of this report, the Fund's principal executive officer and principal financial officer concluded that the Fund's disclosure controls and procedures were reasonably designed and effectively operate so as to insure that material information relating to the Fund is made known to management of the Fund, including the principal executive officer and principal financial officer. There have been no significant changes in the Fund's internal controls over financial reporting during the Fund's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund's internal controls over financial reporting.


ITEM 3 - EXHIBITS

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stratus Fund, Inc.


By:     /s/ Jon C. Gross
      -----------------------
      Jon C. Gross
      President of Stratus Func, Inc.


Date: November 29, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ Jon C. Gross
      -----------------------
      Jon C. Gross
      President of Stratus Func, Inc.


Date: November 29, 2004


By:     /s/ Jeff Jewell
      -----------------------
      Jeff Jewell
      VP and CFO of Stratus Func, Inc.


Date: November 29, 2004